CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Jul. 02, 2011	Dec. 25, 2010
Assets
Cash and cash equivalents	$ 116.1	$ 248.7
Accounts receivable, less allowances of $31.2 million in 2011 and $32.4 million in 2010	203.1	181.9
Inventories	325.9	279.1
Deferred income tax benefits, net	76.4	78.5
Non-trade amounts receivable, net	38.5	39.4
Prepaid expenses and other current assets	31.7	21.6
Total current assets	791.7	849.2
Deferred income tax benefits, net	396.1	391.3
Property, plant and equipment, net	268.4	258.0
Long-term receivables, less allowances of $23.5 million in 2011 and $18.8 million in 2010	26.2	22.8
Trademarks and tradenames	177.0	170.2
Other intangible assets, net	9.2	10.2
Goodwill	294.4	284.1
Other assets, net	39.8	30.0
Total assets	2,002.8	2,015.8
Liabilities and Shareholders' Equity
Accounts payable	130.8	153.1
Short-term borrowings and current portion of long-term debt and capital lease obligations	2.3	1.9
Accrued liabilities	366.5	345.4
Total current liabilities	499.6	500.4
Long-term debt and capital lease obligations	418.2	426.8
Other liabilities	266.2	298.8
Shareholders' equity:
Preferred stock, $0.01 par value, 200,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value, 600,000,000 shares authorized; 63,607,090 shares issued	0.6	0.6
Paid-in capital	118.3	108.0
Retained earnings	1,033.8	969.2
Treasury stock 2,316,427 and 900,754 shares in 2011 and 2010, respectively, at cost	(147.2)	(41.5)
Accumulated other comprehensive loss	(186.7)	(246.5)
Total shareholders' equity	818.8	789.8
Total liabilities and shareholders' equity	$ 2,002.8	$ 2,015.8